Other comprehensive income - Schedule of exchange differences included in other comprehensive income that may be reclassified to profit or loss, by country (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	€ (30,377)	€ (28,194)	€ (27,170)
Brazilian real
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(19,293)	(16,340)	(16,735)
Pound sterling
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(3,444)	(3,964)	(4,219)
Mexican peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(3,995)	(2,942)	(3,010)
Argentine peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(2,090)	(2,655)	(1,755)
Chilean peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(2,857)	(2,531)	(2,081)
US dollar
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	2,923	1,819	2,384
Polish zloty
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(709)	(786)	(999)
Other currencies
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	€ (912)	€ (795)	€ (755)